Label	Element	Value
Lazard US Small Cap Equity Select Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Lazard US Small Cap Equity Select Portfolio
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock	The following replaces the table in “Fees and Expenses” in the “Summary Section—Lazard US Small Cap Equity Select Portfolio—Fees and Expenses” in the Prospectus:
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 01, 2025
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	Restated to reflect current expenses.
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock	The following replaces the table in “Example” in the “Summary Section—Lazard US Small Cap Equity Select Portfolio—Example” in the Prospectus:
Lazard US Small Cap Equity Select Portfolio | Open Shares
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	1.57%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	0.37%	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.20%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	459
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	820
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,836
Lazard US Small Cap Equity Select Portfolio | Institutional Shares
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	1.25%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	0.30%	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.95%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	367
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	657
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,485
Lazard US Small Cap Equity Select Portfolio | R6 Shares
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	1.23%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	0.33%	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.90%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	358
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	644
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,460

[1]	Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025, to the extent Total Annual Portfolio Operating Expenses exceed .95%, 1.20% and .90% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.
[2]	Restated to reflect current expenses.